Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000010305
Average Annual Return [Line Items]
Average Annual Return, Percent	16.05%	5.09%	8.66%
C000010306
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	5.33%	8.37%
C000010628
Average Annual Return [Line Items]
Average Annual Return, Percent	33.18%	8.50%	11.00%
C000010629
Average Annual Return [Line Items]
Average Annual Return, Percent	37.78%	8.74%	10.71%
C000010596
Average Annual Return [Line Items]
Average Annual Return, Percent	28.48%	3.50%	8.01%
C000010597
Average Annual Return [Line Items]
Average Annual Return, Percent	32.89%	3.73%	7.73%
C000010632
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.58%)	0.06%	3.20%
C000010633
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.49%)	0.28%	2.93%
C000010600
Average Annual Return [Line Items]
Average Annual Return, Percent	72.17%	17.44%	24.01%
C000010601
Average Annual Return [Line Items]
Average Annual Return, Percent	78.40%	17.70%	23.68%
C000010612
Average Annual Return [Line Items]
Average Annual Return, Percent	36.43%	19.86%	7.02%
C000010613
Average Annual Return [Line Items]
Average Annual Return, Percent	41.16%	20.12%	6.73%
C000010592
Average Annual Return [Line Items]
Average Annual Return, Percent	47.91%	12.78%	(2.87%)
C000010593
Average Annual Return [Line Items]
Average Annual Return, Percent	53.09%	13.03%	(3.13%)
C000010616
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.07%)	5.93%	8.76%
C000010617
Average Annual Return [Line Items]
Average Annual Return, Percent	0.02%	6.17%	8.48%
C000010620
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	2.42%	7.66%
C000010621
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%	2.66%	7.38%
C000010604
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%	(1.02%)	10.86%
C000010605
Average Annual Return [Line Items]
Average Annual Return, Percent	9.46%	(0.79%)	10.57%
C000010636
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.59%)	(1.53%)	5.64%
C000010637
Average Annual Return [Line Items]
Average Annual Return, Percent	0.50%	(1.31%)	5.36%
C000010580
Average Annual Return [Line Items]
Average Annual Return, Percent	99.82%	20.84%	16.83%
C000010581
Average Annual Return [Line Items]
Average Annual Return, Percent	107.22%	21.12%	16.53%
C000010461
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.38%)	0.25%	2.90%
C000010462
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.36%)	0.62%	2.71%
C000010640
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	0.34%	7.86%
C000010641
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	0.56%	7.56%
C000010624
Average Annual Return [Line Items]
Average Annual Return, Percent	25.22%	9.20%	17.22%
C000010625
Average Annual Return [Line Items]
Average Annual Return, Percent	29.48%	9.44%	16.91%
C000010584
Average Annual Return [Line Items]
Average Annual Return, Percent	43.55%	6.49%	7.14%
C000010585
Average Annual Return [Line Items]
Average Annual Return, Percent	48.57%	6.72%	6.85%
C000010588
Average Annual Return [Line Items]
Average Annual Return, Percent	17.57%	(1.53%)	6.93%
C000010589
Average Annual Return [Line Items]
Average Annual Return, Percent	21.51%	(1.31%)	6.66%
C000010608
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%	8.54%	7.55%
C000010609
Average Annual Return [Line Items]
Average Annual Return, Percent	17.95%	8.79%	7.27%
C000162317
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%	6.18%	10.03%
C000162318
Average Annual Return [Line Items]
Average Annual Return, Percent	8.52%	6.42%	9.74%
C000010312
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%	4.12%	10.31%
C000010313
Average Annual Return [Line Items]
Average Annual Return, Percent	18.17%	4.35%	10.02%
C000010455
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.63%)	(5.71%)	(10.96%)
C000010456
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.09%)	(4.60%)	(10.76%)
C000148763
Average Annual Return [Line Items]
Average Annual Return, Percent	34.54%	16.13%	30.74%
C000148764
Average Annual Return [Line Items]
Average Annual Return, Percent	39.22%	16.38%	30.39%
C000010340
Average Annual Return [Line Items]
Average Annual Return, Percent	16.34%	10.74%	16.80%
C000010341
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%	10.99%	16.51%
C000010344
Average Annual Return [Line Items]
Average Annual Return, Percent	(21.69%)	(12.37%)	(17.86%)
C000010345
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.19%)	(12.17%)	(18.09%)
C000010353
Average Annual Return [Line Items]
Average Annual Return, Percent	26.29%	(0.79%)	9.17%
C000010354
Average Annual Return [Line Items]
Average Annual Return, Percent	30.61%	(0.57%)	8.88%
C000033371
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	1.06%	7.52%
C000033372
Average Annual Return [Line Items]
Average Annual Return, Percent	21.50%	1.29%	7.24%
C000010458
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.98%)	(4.17%)	(11.56%)
C000010459
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.34%)	(3.65%)	(11.65%)
C000010332
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%	11.82%	15.96%
C000010333
Average Annual Return [Line Items]
Average Annual Return, Percent	19.10%	12.07%	15.66%
C000033368
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	9.17%	11.70%
C000033369
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%	9.42%	11.41%
C000010336
Average Annual Return [Line Items]
Average Annual Return, Percent	(16.05%)	(9.00%)	(12.65%)
C000010337
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.34%)	(8.80%)	(12.88%)
C000010324
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	5.58%	10.06%
C000010325
Average Annual Return [Line Items]
Average Annual Return, Percent	18.97%	5.82%	9.77%
C000010321
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%	7.80%	8.30%
C000010322
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%	8.05%	8.01%
C000010452
Average Annual Return [Line Items]
Average Annual Return, Percent	18.07%	2.79%	7.20%
C000010453
Average Annual Return [Line Items]
Average Annual Return, Percent	22.07%	3.02%	6.92%
C000010449
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	6.86%	9.26%
C000010450
Average Annual Return [Line Items]
Average Annual Return, Percent	13.04%	7.09%	8.97%
C000010446
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	0.31%	6.80%
C000010447
Average Annual Return [Line Items]
Average Annual Return, Percent	18.85%	0.53%	6.51%
C000010430
Average Annual Return [Line Items]
Average Annual Return, Percent	19.50%	5.73%	6.73%
C000010431
Average Annual Return [Line Items]
Average Annual Return, Percent	23.51%	5.97%	6.45%
C000129378
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%	(0.87%)	0.70%
C000129379
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	(0.65%)	0.46%
C000010309
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.82%)	(10.60%)	(4.69%)
C000010310
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.86%)	(10.42%)	(4.94%)
C000010328
Average Annual Return [Line Items]
Average Annual Return, Percent	1.08%	8.53%	1.97%
C000010329
Average Annual Return [Line Items]
Average Annual Return, Percent	4.33%	8.77%	1.70%
C000043615
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	2.23%	3.46%
C000043616
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	2.46%	3.20%
C000043618
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.33%)	(1.39%)	(3.46%)
C000043619
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.36%)	(1.00%)	(3.75%)
C000050422
Average Annual Return [Line Items]
Average Annual Return, Percent	32.60%	(4.50%)	7.57%
C000050423
Average Annual Return [Line Items]
Average Annual Return, Percent	37.14%	(4.31%)	7.28%
C000050425
Average Annual Return [Line Items]
Average Annual Return, Percent	(45.32%)	(19.02%)	(26.99%)
C000050426
Average Annual Return [Line Items]
Average Annual Return, Percent	(43.68%)	(18.74%)	(27.04%)
C000010347
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%	7.77%	7.39%
C000010348
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%	7.92%	7.05%
C000050428
Average Annual Return [Line Items]
Average Annual Return, Percent	63.62%	0.36%	10.57%
C000050429
Average Annual Return [Line Items]
Average Annual Return, Percent	69.51%	0.57%	10.27%
C000010467
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.22%)	4.66%	2.62%
C000010468
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.31%)	4.90%	2.35%
C000010433
Average Annual Return [Line Items]
Average Annual Return, Percent	0.91%	(5.91%)	(4.56%)
C000010434
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%	(5.75%)	(4.85%)
Without Sales Load [Member] | C000010303
Average Annual Return [Line Items]
Average Annual Return, Percent	22.12%	6.38%	9.51%
Without Sales Load [Member] | C000010305
Average Annual Return [Line Items]
Average Annual Return, Percent	21.84%	6.12%	9.19%
Without Sales Load [Member] | C000010306
Average Annual Return [Line Items]
Average Annual Return, Percent	20.92%	5.33%	8.37%
Without Sales Load [Member] | C000010304
Average Annual Return [Line Items]
Average Annual Return, Percent	21.84%	6.13%	9.19%
Without Sales Load [Member] | C000010626
Average Annual Return [Line Items]
Average Annual Return, Percent	40.16%	9.83%	11.82%
Without Sales Load [Member] | C000010628
Average Annual Return [Line Items]
Average Annual Return, Percent	39.83%	9.56%	11.54%
Without Sales Load [Member] | C000010629
Average Annual Return [Line Items]
Average Annual Return, Percent	38.78%	8.74%	10.71%
Without Sales Load [Member] | C000010627
Average Annual Return [Line Items]
Average Annual Return, Percent	39.81%	9.55%	11.54%
Without Sales Load [Member] | C000010594
Average Annual Return [Line Items]
Average Annual Return, Percent	35.22%	4.78%	8.81%
Without Sales Load [Member] | C000010596
Average Annual Return [Line Items]
Average Annual Return, Percent	34.88%	4.51%	8.54%
Without Sales Load [Member] | C000010597
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	3.73%	7.73%
Without Sales Load [Member] | C000010595
Average Annual Return [Line Items]
Average Annual Return, Percent	34.89%	4.51%	8.54%
Without Sales Load [Member] | C000010630
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.84%)	1.28%	3.96%
Without Sales Load [Member] | C000010632
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.06%)	1.04%	3.70%
Without Sales Load [Member] | C000010633
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.79%)	0.28%	2.93%
Without Sales Load [Member] | C000010631
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.07%)	1.04%	3.70%
Without Sales Load [Member] | C000010598
Average Annual Return [Line Items]
Average Annual Return, Percent	81.20%	18.89%	24.92%
Without Sales Load [Member] | C000010600
Average Annual Return [Line Items]
Average Annual Return, Percent	80.75%	18.59%	24.61%
Without Sales Load [Member] | C000010601
Average Annual Return [Line Items]
Average Annual Return, Percent	79.40%	17.70%	23.68%
Without Sales Load [Member] | C000010599
Average Annual Return [Line Items]
Average Annual Return, Percent	80.75%	18.59%	24.60%
Without Sales Load [Member] | C000010610
Average Annual Return [Line Items]
Average Annual Return, Percent	43.58%	21.33%	7.81%
Without Sales Load [Member] | C000010612
Average Annual Return [Line Items]
Average Annual Return, Percent	43.23%	21.03%	7.54%
Without Sales Load [Member] | C000010613
Average Annual Return [Line Items]
Average Annual Return, Percent	42.16%	20.12%	6.73%
Without Sales Load [Member] | C000010611
Average Annual Return [Line Items]
Average Annual Return, Percent	43.21%	21.03%	7.51%
Without Sales Load [Member] | C000010590
Average Annual Return [Line Items]
Average Annual Return, Percent	55.65%	14.16%	(2.15%)
Without Sales Load [Member] | C000010592
Average Annual Return [Line Items]
Average Annual Return, Percent	55.26%	13.88%	(2.40%)
Without Sales Load [Member] | C000010593
Average Annual Return [Line Items]
Average Annual Return, Percent	54.09%	13.03%	(3.13%)
Without Sales Load [Member] | C000010591
Average Annual Return [Line Items]
Average Annual Return, Percent	59.14%	14.44%	(2.16%)
Without Sales Load [Member] | C000010614
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%	7.24%	9.57%
Without Sales Load [Member] | C000010616
Average Annual Return [Line Items]
Average Annual Return, Percent	1.78%	6.97%	9.29%
Without Sales Load [Member] | C000010617
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%	6.17%	8.48%
Without Sales Load [Member] | C000010615
Average Annual Return [Line Items]
Average Annual Return, Percent	1.78%	6.97%	9.30%
Without Sales Load [Member] | C000010618
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	3.68%	8.46%
Without Sales Load [Member] | C000010620
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	3.42%	8.18%
Without Sales Load [Member] | C000010621
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%	2.66%	7.38%
Without Sales Load [Member] | C000010619
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%	3.43%	8.19%
Without Sales Load [Member] | C000010602
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	0.20%	11.68%
Without Sales Load [Member] | C000010604
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%	(0.05%)	11.40%
Without Sales Load [Member] | C000010605
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%	(0.79%)	10.57%
Without Sales Load [Member] | C000010603
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%	(0.05%)	11.40%
Without Sales Load [Member] | C000010634
Average Annual Return [Line Items]
Average Annual Return, Percent	2.55%	(0.32%)	6.42%
Without Sales Load [Member] | C000010636
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	(0.57%)	6.15%
Without Sales Load [Member] | C000010637
Average Annual Return [Line Items]
Average Annual Return, Percent	1.50%	(1.31%)	5.36%
Without Sales Load [Member] | C000010635
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	(0.57%)	6.15%
Without Sales Load [Member] | C000010578
Average Annual Return [Line Items]
Average Annual Return, Percent	110.33%	22.33%	17.70%
Without Sales Load [Member] | C000010580
Average Annual Return [Line Items]
Average Annual Return, Percent	109.77%	22.03%	17.40%
Without Sales Load [Member] | C000010581
Average Annual Return [Line Items]
Average Annual Return, Percent	108.22%	21.12%	16.53%
Without Sales Load [Member] | C000010579
Average Annual Return [Line Items]
Average Annual Return, Percent	109.78%	22.03%	17.39%
Without Sales Load [Member] | C000010461
Average Annual Return [Line Items]
Average Annual Return, Percent	0.37%	1.23%	3.40%
Without Sales Load [Member] | C000010462
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.40%)	0.62%	2.71%
Without Sales Load [Member] | C000010460
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%	1.24%	3.42%
Without Sales Load [Member] | C000010638
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	1.58%	8.65%
Without Sales Load [Member] | C000010640
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%	1.32%	8.39%
Without Sales Load [Member] | C000010641
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	0.56%	7.56%
Without Sales Load [Member] | C000010639
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%	1.32%	8.38%
Without Sales Load [Member] | C000010622
Average Annual Return [Line Items]
Average Annual Return, Percent	31.77%	10.54%	18.09%
Without Sales Load [Member] | C000010624
Average Annual Return [Line Items]
Average Annual Return, Percent	31.44%	10.27%	17.80%
Without Sales Load [Member] | C000010625
Average Annual Return [Line Items]
Average Annual Return, Percent	30.48%	9.44%	16.91%
Without Sales Load [Member] | C000010623
Average Annual Return [Line Items]
Average Annual Return, Percent	31.45%	10.26%	17.79%
Without Sales Load [Member] | C000010582
Average Annual Return [Line Items]
Average Annual Return, Percent	51.13%	7.80%	7.93%
Without Sales Load [Member] | C000010584
Average Annual Return [Line Items]
Average Annual Return, Percent	50.70%	7.53%	7.66%
Without Sales Load [Member] | C000010585
Average Annual Return [Line Items]
Average Annual Return, Percent	49.57%	6.72%	6.85%
Without Sales Load [Member] | C000010583
Average Annual Return [Line Items]
Average Annual Return, Percent	50.70%	7.52%	7.68%
Without Sales Load [Member] | C000010586
Average Annual Return [Line Items]
Average Annual Return, Percent	23.74%	(0.32%)	7.73%
Without Sales Load [Member] | C000010588
Average Annual Return [Line Items]
Average Annual Return, Percent	23.43%	(0.57%)	7.46%
Without Sales Load [Member] | C000010589
Average Annual Return [Line Items]
Average Annual Return, Percent	22.51%	(1.31%)	6.66%
Without Sales Load [Member] | C000010587
Average Annual Return [Line Items]
Average Annual Return, Percent	23.44%	(0.57%)	7.45%
Without Sales Load [Member] | C000010606
Average Annual Return [Line Items]
Average Annual Return, Percent	20.13%	9.89%	8.35%
Without Sales Load [Member] | C000010608
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%	9.61%	8.08%
Without Sales Load [Member] | C000010609
Average Annual Return [Line Items]
Average Annual Return, Percent	18.95%	8.79%	7.27%
Without Sales Load [Member] | C000010607
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%	9.61%	8.08%
Without Sales Load [Member] | C000162317
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%	7.22%	10.56%
Without Sales Load [Member] | C000162318
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%	6.42%	9.74%
Without Sales Load [Member] | C000162316
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%	7.22%	10.57%
Without Sales Load [Member] | C000010312
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	5.13%	10.85%
Without Sales Load [Member] | C000010313
Average Annual Return [Line Items]
Average Annual Return, Percent	19.17%	4.35%	10.02%
Without Sales Load [Member] | C000010311
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	5.13%	10.85%
Without Sales Load [Member] | C000010455
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.44%)	(4.78%)	(10.53%)
Without Sales Load [Member] | C000010456
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.43%)	(4.60%)	(10.76%)
Without Sales Load [Member] | C000010454
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.93%)	(4.29%)	(10.28%)
Without Sales Load [Member] | C000148763
Average Annual Return [Line Items]
Average Annual Return, Percent	41.26%	17.27%	31.38%
Without Sales Load [Member] | C000148764
Average Annual Return [Line Items]
Average Annual Return, Percent	40.20%	16.38%	30.39%
Without Sales Load [Member] | C000148762
Average Annual Return [Line Items]
Average Annual Return, Percent	41.23%	17.24%	31.35%
Without Sales Load [Member] | C000010338
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%	12.11%	17.68%
Without Sales Load [Member] | C000010340
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%	11.83%	17.37%
Without Sales Load [Member] | C000010341
Average Annual Return [Line Items]
Average Annual Return, Percent	21.22%	10.99%	16.51%
Without Sales Load [Member] | C000149025
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%	11.83%	17.39%
Without Sales Load [Member] | C000010342
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.59%)	(11.29%)	(17.26%)
Without Sales Load [Member] | C000010344
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.79%)	(11.51%)	(17.46%)
Without Sales Load [Member] | C000010345
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.40%)	(12.17%)	(18.09%)
Without Sales Load [Member] | C000149026
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.78%)	(11.50%)	(17.48%)
Without Sales Load [Member] | C000010353
Average Annual Return [Line Items]
Average Annual Return, Percent	32.58%	0.18%	9.71%
Without Sales Load [Member] | C000010354
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%	(0.57%)	8.88%
Without Sales Load [Member] | C000010352
Average Annual Return [Line Items]
Average Annual Return, Percent	32.60%	0.18%	9.67%
Without Sales Load [Member] | C000033371
Average Annual Return [Line Items]
Average Annual Return, Percent	23.39%	2.05%	8.05%
Without Sales Load [Member] | C000033372
Average Annual Return [Line Items]
Average Annual Return, Percent	22.50%	1.29%	7.24%
Without Sales Load [Member] | C000033373
Average Annual Return [Line Items]
Average Annual Return, Percent	23.44%	2.06%	8.06%
Without Sales Load [Member] | C000010458
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.16%)	(3.23%)	(11.13%)
Without Sales Load [Member] | C000010459
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.59%)	(3.65%)	(11.65%)
Without Sales Load [Member] | C000010457
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.92%)	(3.18%)	(11.09%)
Without Sales Load [Member] | C000010330
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%	13.19%	16.81%
Without Sales Load [Member] | C000010332
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%	12.91%	16.52%
Without Sales Load [Member] | C000010333
Average Annual Return [Line Items]
Average Annual Return, Percent	20.10%	12.07%	15.66%
Without Sales Load [Member] | C000149023
Average Annual Return [Line Items]
Average Annual Return, Percent	21.01%	12.91%	16.54%
Without Sales Load [Member] | C000033368
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	10.24%	12.25%
Without Sales Load [Member] | C000033369
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	9.42%	11.41%
Without Sales Load [Member] | C000033370
Average Annual Return [Line Items]
Average Annual Return, Percent	16.01%	10.24%	12.25%
Without Sales Load [Member] | C000010334
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.64%)	(7.89%)	(12.01%)
Without Sales Load [Member] | C000010336
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.86%)	(8.11%)	(12.22%)
Without Sales Load [Member] | C000010337
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.50%)	(8.80%)	(12.88%)
Without Sales Load [Member] | C000149024
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.87%)	(8.09%)	(12.21%)
Without Sales Load [Member] | C000010324
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%	6.62%	10.60%
Without Sales Load [Member] | C000010325
Average Annual Return [Line Items]
Average Annual Return, Percent	19.97%	5.82%	9.77%
Without Sales Load [Member] | C000010323
Average Annual Return [Line Items]
Average Annual Return, Percent	20.84%	6.61%	10.60%
Without Sales Load [Member] | C000010321
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%	8.86%	8.82%
Without Sales Load [Member] | C000010322
Average Annual Return [Line Items]
Average Annual Return, Percent	16.87%	8.05%	8.01%
Without Sales Load [Member] | C000010320
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%	8.86%	8.83%
Without Sales Load [Member] | C000010452
Average Annual Return [Line Items]
Average Annual Return, Percent	23.96%	3.79%	7.72%
Without Sales Load [Member] | C000010453
Average Annual Return [Line Items]
Average Annual Return, Percent	23.07%	3.02%	6.92%
Without Sales Load [Member] | C000010451
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%	3.79%	7.73%
Without Sales Load [Member] | C000010449
Average Annual Return [Line Items]
Average Annual Return, Percent	14.91%	7.90%	9.79%
Without Sales Load [Member] | C000010450
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%	7.09%	8.97%
Without Sales Load [Member] | C000010448
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%	7.90%	9.79%
Without Sales Load [Member] | C000010446
Average Annual Return [Line Items]
Average Annual Return, Percent	20.71%	1.29%	7.32%
Without Sales Load [Member] | C000010447
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%	0.53%	6.51%
Without Sales Load [Member] | C000010445
Average Annual Return [Line Items]
Average Annual Return, Percent	20.66%	1.26%	7.30%
Without Sales Load [Member] | C000010430
Average Annual Return [Line Items]
Average Annual Return, Percent	25.45%	6.77%	7.24%
Without Sales Load [Member] | C000010431
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	5.97%	6.45%
Without Sales Load [Member] | C000010429
Average Annual Return [Line Items]
Average Annual Return, Percent	25.45%	6.76%	7.26%
Without Sales Load [Member] | C000129378
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	0.10%	1.20%
Without Sales Load [Member] | C000129379
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	(0.65%)	0.46%
Without Sales Load [Member] | C000129380
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	0.12%	1.23%
Without Sales Load [Member] | C000010307
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.02%)	(9.50%)	(3.97%)
Without Sales Load [Member] | C000010309
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.23%)	(9.74%)	(4.22%)
Without Sales Load [Member] | C000010310
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.93%)	(10.42%)	(4.94%)
Without Sales Load [Member] | C000149021
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.25%)	(9.71%)	(4.21%)
Without Sales Load [Member] | C000010326
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	9.87%	2.72%
Without Sales Load [Member] | C000010328
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%	9.59%	2.47%
Without Sales Load [Member] | C000010329
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%	8.77%	1.70%
Without Sales Load [Member] | C000149022
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	9.60%	2.51%
Without Sales Load [Member] | C000043615
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	3.23%	3.97%
Without Sales Load [Member] | C000043616
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%	2.46%	3.20%
Without Sales Load [Member] | C000043617
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	3.24%	3.97%
Without Sales Load [Member] | C000043618
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.66%)	(0.43%)	(2.99%)
Without Sales Load [Member] | C000043619
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.38%)	(1.00%)	(3.75%)
Without Sales Load [Member] | C000043620
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.58%)	(0.26%)	(2.91%)
Without Sales Load [Member] | C000050422
Average Annual Return [Line Items]
Average Annual Return, Percent	39.22%	(3.57%)	8.10%
Without Sales Load [Member] | C000050423
Average Annual Return [Line Items]
Average Annual Return, Percent	38.14%	(4.31%)	7.28%
Without Sales Load [Member] | C000050424
Average Annual Return [Line Items]
Average Annual Return, Percent	39.29%	(3.63%)	8.05%
Without Sales Load [Member] | C000050425
Average Annual Return [Line Items]
Average Annual Return, Percent	(42.59%)	(18.23%)	(26.65%)
Without Sales Load [Member] | C000050426
Average Annual Return [Line Items]
Average Annual Return, Percent	(43.14%)	(18.74%)	(27.04%)
Without Sales Load [Member] | C000050427
Average Annual Return [Line Items]
Average Annual Return, Percent	(42.28%)	(18.11%)	(26.49%)
Without Sales Load [Member] | C000010347
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%	8.83%	7.91%
Without Sales Load [Member] | C000010348
Average Annual Return [Line Items]
Average Annual Return, Percent	12.84%	7.92%	7.05%
Without Sales Load [Member] | C000010346
Average Annual Return [Line Items]
Average Annual Return, Percent	13.94%	8.79%	7.89%
Without Sales Load [Member] | C000050428
Average Annual Return [Line Items]
Average Annual Return, Percent	71.76%	1.33%	11.11%
Without Sales Load [Member] | C000050429
Average Annual Return [Line Items]
Average Annual Return, Percent	70.51%	0.57%	10.27%
Without Sales Load [Member] | C000050430
Average Annual Return [Line Items]
Average Annual Return, Percent	71.76%	1.33%	11.14%
Without Sales Load [Member] | C000010467
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.69%)	5.68%	3.12%
Without Sales Load [Member] | C000010468
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.42%)	4.90%	2.35%
Without Sales Load [Member] | C000010466
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.69%)	5.69%	3.13%
Without Sales Load [Member] | C000010433
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%	(4.99%)	(4.09%)
Without Sales Load [Member] | C000010434
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	(5.75%)	(4.85%)
Without Sales Load [Member] | C000010432
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	(4.98%)	(4.10%)
Without Sales Load [Member] | C000113321
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	2.64%	1.55%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%	1.93%	3.56%
Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%	1.93%	3.56%
Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%	1.93%	3.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
MSCI World ex U.S. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	8.40%	8.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	9.72%	12.66%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	9.72%	12.66%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	9.72%	12.66%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	9.72%	12.66%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.91%	10.55%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.91%	10.55%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.91%	10.55%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.91%	10.55%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	6.46%	9.98%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	6.46%	9.98%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	6.46%	9.98%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	6.46%	9.98%
S&P 500 Consumer Staples Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%	8.53%	8.37%
S&P 500 Consumer Staples Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%	8.53%	8.37%
S&P 500 Consumer Staples Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%	8.53%	8.37%
S&P 500 Consumer Staples Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%	8.53%	8.37%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.21%	25.14%	11.45%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.21%	25.14%	11.45%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.21%	25.14%	11.45%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.21%	25.14%	11.45%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.21%	25.14%	11.45%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.21%	25.14%	11.45%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.21%	25.14%	11.45%
S&P 500 Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.21%	25.14%	11.45%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	9.72%	12.66%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	9.72%	12.66%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	9.72%	12.66%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	9.72%	12.66%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	6.46%	9.98%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	6.46%	9.98%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	6.46%	9.98%
S&P 500 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	6.46%	9.98%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	6.28%	11.93%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	6.28%	11.93%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	6.28%	11.93%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	6.28%	11.93%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.91%	10.55%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.91%	10.55%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.91%	10.55%
S&P 500 Materials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.91%	10.55%
MSCI U.S. REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	5.80%	5.57%
MSCI U.S. REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	5.80%	5.57%
MSCI U.S. REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	5.80%	5.57%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	6.28%	11.93%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	6.28%	11.93%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	6.28%	11.93%
S&P 500 Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	6.28%	11.93%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	18.13%	22.80%
S&P 500 Telecommunications Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.79%)	1.34%	(0.17%)
S&P 500 Telecommunications Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.79%)	1.34%	(0.17%)
S&P 500 Telecommunications Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.79%)	1.34%	(0.17%)
S&P 500 Telecommunications Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.79%)	1.34%	(0.17%)
S&P 500 Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%	12.24%	12.98%
S&P 500 Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%	12.24%	12.98%
S&P 500 Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%	12.24%	12.98%
S&P 500 Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%	12.24%	12.98%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%	10.88%	9.89%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%	10.88%	9.89%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%	10.88%	9.89%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%	10.88%	9.89%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	9.11%	12.49%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	6.92%	10.58%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	6.92%	10.58%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	6.92%	10.58%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	6.92%	10.58%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	6.92%	10.58%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	6.92%	10.58%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
NASDAQ-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%	13.53%	19.23%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	3.77%	9.88%
S&P 500 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%	8.32%	12.43%
S&P 500 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%	8.32%	12.43%
S&P 500 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%	8.32%	12.43%
S&P 500 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%	10.49%	10.66%
S&P 500 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%	10.49%	10.66%
S&P 500 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%	10.49%	10.66%
S&P MidCap 400 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.89%	5.46%	9.42%
S&P MidCap 400 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.89%	5.46%	9.42%
S&P MidCap 400 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.89%	5.46%	9.42%
S&P MidCap 400 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%	9.95%	12.03%
S&P MidCap 400 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%	9.95%	12.03%
S&P MidCap 400 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%	9.95%	12.03%
S&P SmallCap 600 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	3.04%	9.23%
S&P SmallCap 600 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	3.04%	9.23%
S&P SmallCap 600 Pure Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	3.04%	9.23%
S&P SmallCap 600 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.77%	8.98%	9.65%
S&P SmallCap 600 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.77%	8.98%	9.65%
S&P SmallCap 600 Pure Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.77%	8.98%	9.65%
ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%	2.66%	3.50%
ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%	2.66%	3.50%
ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%	2.66%	3.50%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	(6.01%)	(1.74%)
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	(6.01%)	(1.74%)
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	(6.01%)	(1.74%)
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	(6.01%)	(1.74%)
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	(6.01%)	(1.74%)
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	(6.01%)	(1.74%)
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	(6.01%)	(1.74%)
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	(6.01%)	(1.74%)
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	4.23%	6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	4.23%	6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	4.23%	6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	4.23%	6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	4.23%	6.12%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	4.23%	6.12%
S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.79%	4.69%	9.75%
S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.79%	4.69%	9.75%
S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.79%	4.69%	9.75%
S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.79%	4.69%	9.75%
S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.79%	4.69%	9.75%
S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.79%	4.69%	9.75%
STOXX Europe 50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.46%	10.65%	9.87%
STOXX Europe 50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.46%	10.65%	9.87%
STOXX Europe 50 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.46%	10.65%	9.87%
Nikkei-225 Stock Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.37%	11.84%	11.79%
Nikkei-225 Stock Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.37%	11.84%	11.79%
Nikkei-225 Stock Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.37%	11.84%	11.79%
U.S. Dollar Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.12%)	1.40%	0.54%
U.S. Dollar Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.12%)	1.40%	0.54%
U.S. Dollar Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.12%)	1.40%	0.54%
U.S. Dollar Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.12%)	1.40%	0.54%
U.S. Dollar Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.12%)	1.40%	0.54%
U.S. Dollar Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.12%)	1.40%	0.54%